UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS GLOBAL MARKET NEUTRAL FUND

FORM N-Q

DECEMBER 31, 2015

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	December 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 84.1%
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.8%
American Axle & Manufacturing Holdings Inc.	866	$16,402	*(a)
Faurecia	254	10,176	(b)
Toyota Boshoku Corp.	600	12,050	(b)

Total Auto Components		38,628

Automobiles - 0.6%
Peugeot SA	1,736	30,439	*(b)

Distributors - 0.6%
Inchcape PLC	2,682	30,836	(a)(b)

Hotels, Restaurants & Leisure - 1.1%
Great Canadian Gaming Corp.	1,400	15,652	*
Isle of Capri Casinos Inc.	642	8,943	*(a)
Star Entertainment Group Ltd.	8,177	30,096	(b)

Total Hotels, Restaurants & Leisure		54,691

Household Durables - 4.2%
Berkeley Group Holdings PLC	627	34,070	(a)(b)
Crest Nicholson Holdings PLC	3,808	31,253	(b)
Forbo Holding AG, Registered Shares	24	28,130	*(b)
Foster Electric Co., Ltd.	1,200	26,082	(b)
Iida Group Holdings Co., Ltd.	1,800	33,341	(b)
Pace PLC	4,162	26,642	(b)
Persimmon PLC	1,105	33,000	*(a)(b)

Total Household Durables		212,518

Media - 2.4%
Fairfax Media Ltd.	20,052	13,352	(b)
ITV PLC	4,730	19,273	(a)(b)
Mediaset Espana Comunicacion SA	2,217	24,012	(b)
Rightmove PLC	519	31,369	(a)(b)
WPP PLC	1,457	33,537	(a)(b)

Total Media		121,543

Multiline Retail - 1.4%
Big Lots Inc.	574	22,122	(a)
Debenhams PLC	19,902	21,374	(b)
Target Corp.	366	26,575	(a)

Total Multiline Retail		70,071

Specialty Retail - 4.2%
Adastria Co., Ltd.	400	22,398	(b)
AutoNation Inc.	410	24,461	*(a)
Build-A-Bear Workshop Inc.	944	11,555	*(a)
Children’s Place Inc.	266	14,683	(a)
Express Inc.	1,593	27,527	*(a)
Foot Locker Inc.	206	13,408	(a)
Hibbett Sports Inc.	276	8,346	*(a)
Howden Joinery Group PLC	2,633	20,429	(a)(b)
JB Hi-Fi Ltd.	2,127	30,073	(b)
RONA Inc.	2,700	24,098
United Arrows Ltd.	300	12,930	(b)

Total Specialty Retail		209,908

Textiles, Apparel & Luxury Goods - 0.3%
Pandora A/S	115	14,511	(b)

TOTAL CONSUMER DISCRETIONARY		783,145

CONSUMER STAPLES - 5.8%
Beverages - 0.5%
Royal Unibrew A/S	671	27,213	(b)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Food & Staples Retailing - 2.5%
Booker Group PLC	10,771	$28,781	(b)
Greggs PLC	1,674	32,412	(b)
Koninklijke Ahold NV	1,520	32,092	(b)
Metro Inc.	1,100	30,797	(a)

Total Food & Staples Retailing		124,082

Food Products - 1.9%
Cal-Maine Foods Inc.	254	11,770	(a)
Morinaga & Co., Ltd.	4,000	21,010	(b)
Nippon Suisan Kaisha Ltd.	7,600	42,220	(b)
Pilgrim’s Pride Corp.	968	21,383	(a)

Total Food Products		96,383

Personal Products - 0.2%
Mandom Corp.	300	12,090	(b)

Tobacco - 0.7%
Swedish Match AB	964	34,106	(b)

TOTAL CONSUMER STAPLES		293,874

ENERGY - 7.9%
Energy Equipment & Services - 1.4%
Cameron International Corp.	215	13,588	*(a)
Noble Corp. PLC	2,500	26,375	(a)
Petrofac Ltd.	2,550	29,877	(a)(b)

Total Energy Equipment & Services		69,840

Oil, Gas & Consumable Fuels - 6.5%
Alliance Resource Partners LP	887	11,966	(a)
Caltex Australia Ltd.	700	19,059	(b)
CVR Refining LP	1,022	19,347	(a)
ERG SpA	1,603	21,548	(b)
Frontline Ltd.	5,999	17,937	(a)
Idemitsu Kosan Co., Ltd.	1,800	28,639	(b)
JX Holdings Inc.	8,000	33,456	(b)
Marathon Petroleum Corp.	600	31,104	(a)
Parex Resources Inc.	4,300	31,573	*
PBF Energy Inc., Class A Shares	424	15,607	(a)
Saras SpA	12,000	22,988	*(b)
Tesoro Corp.	201	21,179	(a)
Valero Energy Corp.	480	33,941	(a)
Western Refining Inc.	522	18,594	(a)

Total Oil, Gas & Consumable Fuels		326,938

TOTAL ENERGY		396,778

FINANCIALS - 11.6%
Banks - 1.7%
Bank of Nova Scotia	600	24,270	(a)
Citigroup Inc.	580	30,015	(a)
National Bank of Canada	1,000	29,132	(a)

Total Banks		83,417

Capital Markets - 1.7%
Anima Holding SpA	1,631	13,996	(b)(c)
BinckBank NV	1,931	16,644	(b)
JAFCO Co., Ltd.	600	23,402	(b)
Man Group PLC	11,373	29,172	(b)

Total Capital Markets		83,214

Consumer Finance - 0.8%
Ally Financial Inc.	1,074	20,019	*(a)
Cembra Money Bank AG	196	12,578	*(b)
Consumer Portfolio Services Inc.	1,814	9,415	*(a)

Total Consumer Finance		42,012

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Diversified Financial Services - 0.6%
Euronext NV	567	$28,997	(b)(c)

Insurance - 3.5%
Dai-ichi Life Insurance Co., Ltd.	1,500	24,889	(b)
Direct Line Insurance Group PLC	2,262	13,512	(a)(b)
Industrial Alliance Insurance and Financial Services Inc.	800	25,514
MS&AD Insurance Group Holdings Inc.	1,000	29,244	(b)
SCOR SE	630	23,568	(b)
Swiss Re AG	301	29,281	(b)
Talanx AG	984	30,421	(b)

Total Insurance		176,429

Real Estate Investment Trusts (REITs) - 1.6%
Goodman Group	6,110	27,662	(b)
Great Portland Estates PLC	1,134	13,823	(b)
Hersha Hospitality Trust	734	15,972	(a)
Safestore Holdings PLC	4,832	25,416	(b)

Total Real Estate Investment Trusts (REITs)		82,873

Real Estate Management & Development - 1.0%
Nomura Real Estate Holdings Inc.	1,400	25,933	(b)
St. Modwen Properties PLC	4,052	24,716	(b)

Total Real Estate Management & Development		50,649

Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	900	19,701	*(a)
MGIC Investment Corp.	1,886	16,653	*(a)

Total Thrifts & Mortgage Finance		36,354

TOTAL FINANCIALS		583,945

HEALTH CARE - 6.0%
Health Care Equipment & Supplies - 0.2%
Hoya Corp.	300	12,231	(b)

Health Care Providers & Services - 0.9%
Molina Healthcare Inc.	382	22,970	*(a)
Rhoen-Klinikum AG	699	20,950	(b)

Total Health Care Providers & Services		43,920

Life Sciences Tools & Services - 1.4%
ICON PLC	440	34,188	*(a)
Lonza Group AG, Registered Shares	210	34,140	*(b)

Total Life Sciences Tools & Services		68,328

Pharmaceuticals - 3.5%
Ipsen SA	308	20,399	(b)
Kaken Pharmaceutical Co., Ltd.	400	27,266	(b)
Novo Nordisk A/S, Class B Shares	529	30,407	(b)
Sanofi	293	25,001	(b)
Shionogi & Co., Ltd.	400	18,084	(b)
Sucampo Pharmaceuticals Inc., Class A Shares	1,690	29,220	*(a)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	430	28,225	(a)

Total Pharmaceuticals		178,602

TOTAL HEALTH CARE		303,081

INDUSTRIALS - 14.4%
Aerospace & Defense - 0.6%
Qinetiq Group PLC	7,163	28,477	(b)

Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings Inc.	278	11,492	*(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Airlines - 2.0%
Air Canada	2,600	$19,185	*
Deutsche Lufthansa AG, Registered Shares	878	13,865	*(b)
Hawaiian Holdings Inc.	382	13,496	*(a)
Japan Airlines Co., Ltd.	300	10,744	(b)
Qantas Airways Ltd.	11,505	34,118	*(b)
Southwest Airlines Co.	235	10,119	(a)

Total Airlines		101,527

Building Products - 0.3%
Owens Corning	294	13,827	(a)

Commercial Services & Supplies - 2.1%
Intrum Justitia AB	895	30,447	(b)
Mitie Group PLC	3,154	14,445	(b)
Ritchie Bros. Auctioneers Inc.	1,000	24,095
Spotless Group Holdings Ltd.	18,000	14,061	(b)
Transcontinental Inc., Class A Shares	1,800	22,453

Total Commercial Services & Supplies		105,501

Construction & Engineering - 2.0%
ACS, Actividades de Construccion y Servicios SA	778	22,666	(b)
CIMIC Group Ltd.	1,350	23,696	(b)
Koninklijke BAM Groep NV	4,918	27,328	*(b)
Penta-Ocean Construction Co., Ltd.	3,700	15,454	(b)
YIT OYJ	1,762	9,922	(b)

Total Construction & Engineering		99,066

Electrical Equipment - 0.9%
Gamesa Corp. Tecnologica SA	1,737	29,791	(b)
Vestas Wind Systems A/S	236	16,477	(b)

Total Electrical Equipment		46,268

Machinery - 3.2%
Cargotec OYJ, Class B Shares	463	17,157	(b)
Federal Signal Corp.	1,376	21,809	(a)
JTEKT Corp.	1,300	21,277	(b)
Kadant Inc.	323	13,117	(a)
OKUMA Corp.	3,000	24,243	(b)
Ryobi Ltd.	6,000	25,315	(b)
Takuma Co., Ltd.	2,000	16,408	(b)
Wabash National Corp.	2,086	24,677	*(a)

Total Machinery		164,003

Marine - 0.5%
Nippon Yusen Kabushiki Kaisha	10,000	24,238	(b)

Professional Services - 1.4%
Experian PLC	1,782	31,489	(a)(b)
Meitec Corp.	800	27,363	(b)
Resources Connection Inc.	607	9,918	(a)

Total Professional Services		68,770

Road & Rail - 0.2%
ArcBest Corp.	534	11,422	(a)

Trading Companies & Distributors - 1.0%
Grafton Group PLC	1,656	18,022	(b)
Sojitz Corp.	14,600	30,604	(b)

Total Trading Companies & Distributors		48,626

TOTAL INDUSTRIALS		723,217

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 1.2%
Brocade Communications Systems Inc.	1,246	$11,438	(a)
Ciena Corp.	652	13,490	*(a)
Juniper Networks Inc.	431	11,896	(a)
Polycom Inc.	1,827	23,002	*(a)

Total Communications Equipment		59,826

Electronic Equipment, Instruments & Components - 1.5%
Celestica Inc.	1,700	18,798	*
Dexerials Corp.	2,600	27,866	(b)
Sanmina Corp.	705	14,509	*(a)
Taiyo Yuden Co., Ltd.	1,000	13,822	(b)

Total Electronic Equipment, Instruments & Components		74,995

Internet Software & Services - 1.2%
Moneysupermarket.com Group PLC	5,885	31,788	(b)
Web.com Group Inc.	517	10,345	*(a)
WebMD Health Corp.	414	19,996	*(a)

Total Internet Software & Services		62,129

IT Services - 0.9%
NeuStar Inc., Class A Shares	470	11,266	*(a)
NS Solutions Corp.	1,400	31,791	(b)

Total IT Services		43,057

Semiconductors & Semiconductor Equipment - 1.5%
Dialog Semiconductor PLC	650	21,890	*(b)
First Solar Inc.	415	27,386	*(a)
Mellanox Technologies Ltd.	238	10,029	*(a)
Tessera Technologies Inc.	492	14,765	(a)

Total Semiconductors & Semiconductor Equipment		74,070

Software - 0.6%
Check Point Software Technologies Ltd.	146	11,881	*(a)
Software AG	692	19,818	(b)

Total Software		31,699

Technology Hardware, Storage & Peripherals - 0.9%
Apple Inc.	206	21,684	(a)
Logitech International SA, Registered Shares	1,455	22,272	(b)

Total Technology Hardware, Storage & Peripherals		43,956

TOTAL INFORMATION TECHNOLOGY		389,732

MATERIALS - 10.4%
Chemicals - 2.8%
Chemtura Corp.	736	20,071	*(a)
Fujimi Inc.	1,000	13,794	(b)
Kanto Denka Kogyo Co., Ltd.	2,000	13,112	(b)
LyondellBasell Industries NV, Class A Shares	256	22,246	(a)
Sumitomo Chemical Co., Ltd.	2,000	11,479	(b)
Tokuyama Corp.	10,000	21,681	*(b)
Ube Industries Ltd.	8,000	16,884	(b)
Yara International ASA	517	22,268	(b)

Total Chemicals		141,535

Construction Materials - 0.5%
CSR Ltd.	11,302	23,609	(b)

Containers & Packaging - 1.3%
Amcor Ltd.	2,800	27,241	(b)
BillerudKorsnas AB	1,102	20,371	(b)
Orora Ltd.	11,751	19,104	(b)

Total Containers & Packaging		66,716

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY		SHARES	VALUE
Metals & Mining - 4.8%
APERAM		651	$23,055	*(b)
Aurubis AG		470	23,968	(b)
Boliden AB		1,439	23,860	(b)
Centamin PLC		24,400	23,138	(b)
Dominion Diamond Corp.		1,700	17,372
Evolution Mining Ltd.		24,193	24,579	(b)
Evraz PLC		12,961	13,868	*(b)
Independence Group NL		12,000	21,893	(b)
OZ Minerals Ltd.		4,853	14,117	(b)
Rio Tinto PLC		518	15,096	(a)(b)
Sanyo Special Steel Co., Ltd.		4,000	18,943	(b)
Tokyo Steel Manufacturing Co., Ltd.		3,800	23,561	(b)

Total Metals & Mining			243,450

Paper & Forest Products - 1.0%
Metsa Board OYJ		3,885	28,677	(b)
UPM-Kymmene OYJ		1,139	21,095	(b)

Total Paper & Forest Products			49,772

TOTAL MATERIALS			525,082

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
Nippon Telegraph & Telephone Corp.		800	31,761	(b)
TPG Telecom Ltd.		1,670	11,939	(b)

Total Diversified Telecommunication Services			43,700

Wireless Telecommunication Services - 0.6%
Telephone & Data Systems Inc.		722	18,693	(a)
U.S. Cellular Corp.		314	12,814	*(a)

Total Wireless Telecommunication Services			31,507

TOTAL TELECOMMUNICATION SERVICES			75,207

UTILITIES - 3.1%
Electric Utilities - 2.3%
Acciona SA		308	26,207	(b)
Chubu Electric Power Co. Inc.		1,800	24,621	(b)
Genesis Energy Ltd.		6,842	9,024	(b)
Hokkaido Electric Power Co. Inc.		2,100	21,514	*(b)
Kansai Electric Power Co. Inc.		1,800	21,537	*(b)
Tokyo Electric Power Co. Inc.		2,000	11,503	*(b)

Total Electric Utilities			114,406

Multi-Utilities - 0.8%
Centrica PLC		8,434	27,090	(a)(b)
Veolia Environnement SA		636	15,076	(b)

Total Multi-Utilities			42,166

TOTAL UTILITIES			156,572

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,336,983)			4,230,633

	RATE
SHORT-TERM INVESTMENTS - 68.8%
SSgA US Government Money Market Fund (Cost - $3,461,598)	0.000%	3,461,598	3,461,598

TOTAL INVESTMENTS - 152.9% (Cost - $7,798,581#)			7,692,231
Liabilities in Excess of Other Assets - (52.9)%			(2,661,505)

TOTAL NET ASSETS - 100.0%			$5,030,726

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral for open securities sold short.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡
COMMON STOCKS - (83.9)%
CONSUMER DISCRETIONARY - (14.3)%
Auto Components - (1.7)%
ARB Corp. Ltd.	(1,000)	$(11,663	)(a)
NGK Spark Plug Co., Ltd.	(900)	(23,708	)(a)
Toyo Tire & Rubber Co., Ltd.	(1,100)	(21,691	)(a)
Toyota Industries Corp.	(500)	(26,721	)(a)

Total Auto Components		(83,783)

Hotels, Restaurants & Leisure - (3.8)%
Accor SA	(282)	(12,164	)(a)
Compass Group PLC	(1,426)	(24,681	)(a)
Crown Resorts Ltd.	(2,913)	(26,316	)(a)
Kona Grill Inc.	(417)	(6,614	)*
Kuoni Reisen Holding AG, Registered Shares	(106)	(29,492	)*(a)
Resorttrust Inc.	(700)	(18,476	)(a)
Scientific Games Corp., Class A Shares	(1,747)	(15,671	)*
Whitbread PLC	(217)	(14,023	)(a)
Wynn Resorts Ltd.	(286)	(19,788)
Yoshinoya Holdings Co., Ltd.	(1,700)	(21,942	)(a)

Total Hotels, Restaurants & Leisure		(189,167)

Internet & Catalog Retail - (1.9)%
Netflix Inc.	(244)	(27,909	)*
Ocado Group PLC	(3,099)	(13,805	)*(a)
TripAdvisor Inc.	(218)	(18,585	)*
Yoox Net-A-Porter Group SpA	(984)	(36,707	)*(a)

Total Internet & Catalog Retail		(97,006)

Leisure Products - (0.2)%
Performance Sports Group Ltd.	(1,100)	(10,605	)*

Media - (1.9)%
EW Scripps Co., Class A Shares	(470)	(8,930)
Hakuhodo DY Holdings Inc.	(2,300)	(24,855	)(a)
Media General Inc.	(1,113)	(17,975	)*
Nexstar Broadcasting Group Inc., Class A Shares	(173)	(10,155)
Pearson PLC	(1,954)	(21,117	)(a)
Schibsted ASA, Class B Shares	(442)	(14,031	)*(a)

Total Media		(97,063)

Multiline Retail - (0.9)%
Dollar Tree Inc.	(206)	(15,907	)*
H2O Retailing Corp.	(1,500)	(29,261	)(a)

Total Multiline Retail		(45,168)

Specialty Retail - (0.9)%
Chiyoda Co., Ltd.	(600)	(18,699	)(a)
Dufry AG, Registered Shares	(213)	(25,264	)*(a)

Total Specialty Retail		(43,963)

Textiles, Apparel & Luxury Goods - (3.1)%
Burberry Group PLC	(800)	(14,071	)(a)
Compagnie Financiere Richemont SA, Registered Shares	(289)	(20,760	)(a)
Gildan Activewear Inc.	(700)	(19,901)
Kering SA	(150)	(25,568	)(a)
Luxottica Group SpA	(200)	(13,038	)(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (continued)
Onward Holdings Co., Ltd.	(3,000)	$(18,406	)(a)
Salvatore Ferragamo SpA	(314)	(7,316	)(a)
Swatch Group AG	(51)	(17,798	)(a)
Under Armour Inc., Class A Shares	(221)	(17,815	)*

Total Textiles, Apparel & Luxury Goods		(154,673)

TOTAL CONSUMER DISCRETIONARY		(721,428)

CONSUMER STAPLES - (6.0)%
Beverages - (1.5)%
Carlsberg A/S, Class B Shares	(280)	(24,756	)(a)
Coca-Cola East Japan Co., Ltd.	(1,600)	(25,724	)(a)
Pernod Ricard SA	(206)	(23,421	)(a)

Total Beverages		(73,901)

Food & Staples Retailing - (1.2)%
Aeon Co., Ltd.	(2,000)	(30,754	)(a)
COSMOS Pharmaceutical Corp.	(200)	(31,503	)(a)

Total Food & Staples Retailing		(62,257)

Food Products - (3.1)%
Aryzta AG	(477)	(24,134	)*(a)
Associated British Foods PLC	(462)	(22,741	)(a)
CALBEE Inc.	(200)	(8,394	)(a)
Dairy Crest Group PLC	(1,594)	(15,974	)(a)
Marine Harvest ASA	(1,050)	(14,137	)*(a)
Nissin Food Holdings Co., Ltd.	(500)	(26,494	)(a)
SunOpta Inc.	(3,680)	(25,171	)*
Yakult Honsha Co., Ltd.	(400)	(19,565	)(a)

Total Food Products		(156,610)

Household Products - (0.2)%
PZ Cussons PLC	(2,619)	(10,990	)(a)

TOTAL CONSUMER STAPLES		(303,758)

ENERGY - (7.2)%
Energy Equipment & Services - (1.1)%
Pason Systems Inc.	(1,400)	(19,618)
Prosafe SE	(4,762)	(10,846)
Schoeller-Bleckmann Oilfield Equipment AG	(271)	(14,835	)(a)
Secure Energy Services Inc.	(1,400)	(8,458)

Total Energy Equipment & Services		(53,757)

Oil, Gas & Consumable Fuels - (6.2)%
Anadarko Petroleum Corp.	(340)	(16,517)
APA Group	(2,400)	(14,777)
Callon Petroleum Co.	(2,121)	(17,689	)*
Cimarex Energy Co.	(102)	(9,117)
Clayton Williams Energy Inc.	(200)	(5,914	)*
Concho Resources Inc.	(200)	(18,572	)*
Crescent Point Energy Corp.	(600)	(6,990)
Diamondback Energy Inc.	(180)	(12,042	)*
Encana Corp.	(2,998)	(15,260)
Energen Corp.	(162)	(6,640)
Etablissements Maurel et Prom	(1,693)	(5,449	)*(a)
Genel Energy PLC	(5,734)	(14,212	)*(a)
Golar LNG Ltd.	(602)	(9,506)
Lundin Petroleum AB	(1,254)	(17,975	)*(a)
Memorial Resource Development Corp.	(737)	(11,903	)*

Noble Energy Inc.	(754)	(24,829)
NuVista Energy Ltd.	(7,000)	(20,590	)*
Origin Energy Ltd.	(2,498)	(8,415	)(a)
Painted Pony Petroleum Ltd.	(3,300)	(8,300	)*
Parsley Energy Inc., Class A Shares	(1,145)	(21,125	)*
RSP Permian Inc.	(870)	(21,219	)*
Synergy Resources Corp.	(2,760)	(23,515	)*

Total Oil, Gas & Consumable Fuels		(310,556)

TOTAL ENERGY		(364,313)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
FINANCIALS - (12.3)%
Banks - (2.7)%
Banca Monte dei Paschi di Siena SpA	(9,138)	$(12,069	)*(a)
Banco Popular Espanol SA	(5,120)	(16,860	)(a)
Bank of Queensland Ltd.	(2,500)	(25,188	)(a)
Eagle Bancorp Inc.	(482)	(24,326	)*
M&T Bank Corp.	(109)	(13,209)
National Australia Bank Ltd.	(1,271)	(27,708	)(a)
Sterling Bancorp	(578)	(9,375)
Webster Financial Corp.	(244)	(9,074)

Total Banks		(137,809)

Capital Markets - (0.4)%
Banca Generali SpA	(639)	(20,155	)(a)

Consumer Finance - (1.5)%
Aiful Corp.	(4,200)	(13,811	)*(a)
Orient Corp.	(16,500)	(34,558	)*(a)
Provident Financial PLC	(590)	(29,222	)(a)

Total Consumer Finance		(77,591)

Diversified Financial Services - (0.5)%
Investment AB Kinnevik, Class B Shares	(814)	(24,953	)(a)

Insurance - (1.1)%
Lancashire Holdings Ltd.	(2,440)	(22,579	)(a)
Mapfre SA	(8,178)	(20,397	)(a)
ProAssurance Corp.	(304)	(14,753)

Total Insurance		(57,729)

Real Estate Investment Trusts (REITs) - (4.6)%
Activia Properties Inc.	(2)	(8,492	)(a)
GLP J	(27)	(26,121	)(a)
Gramercy Property Trust	(3,018)	(23,295)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	(1,080)	(20,434)
Intu Properties PLC	(5,938)	(27,750	)(a)
Japan Hotel REIT Investment Corp.	(29)	(21,435	)(a)
Japan Prime Realty Investment Corp.	(2)	(6,844	)(a)
Mori Hills REIT Investment Corp.	(20)	(25,628	)(a)
Orix JREIT Inc.	(11)	(14,234	)(a)
Physicians Realty Trust	(634)	(10,689)
Shaftesbury PLC	(1,925)	(25,796	)(a)
WP Carey Inc.	(342)	(20,178)

Total Real Estate Investment Trusts (REITs)		(230,896)

Real Estate Management & Development - (1.4)%
Capital & Counties Properties PLC	(1,908)	(12,385	)(a)
Grainger PLC	(4,218)	(14,451	)(a)
Hulic Co., Ltd.	(3,000)	(26,313	)(a)
Kennedy-Wilson Holdings Inc.	(619)	(14,905)

Total Real Estate Management & Development		(68,054)

TOTAL FINANCIALS		(617,187)

HEALTH CARE - (5.7)%
Health Care Equipment & Supplies - (1.7)%
Coloplast A/S, Class B Shares	(230)	(18,565	)(a)
Endologix Inc.	(1,000)	(9,900	)*
Hogy Medical Co., Ltd.	(200)	(10,045	)(a)
Nevro Corp.	(238)	(16,067	)*
Novadaq Technologies Inc.	(1,100)	(14,103	)*
Spectranetics Corp.	(1,280)	(19,277	)*

Total Health Care Equipment & Supplies		(87,957)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Health Care Providers & Services - (1.7)%
Capital Senior Living Corp.	(442)	$(9,220	)*
Healthscope Ltd.	(7,734)	(14,911	)(a)
Orpea	(351)	(28,049	)(a)
Ship Healthcare Holdings Inc.	(1,300)	(32,121	)(a)

Total Health Care Providers & Services		(84,301)

Health Care Technology - (0.6)%
athenahealth Inc.	(98)	(15,775	)*
M3 Inc.	(800)	(16,580	)(a)

Total Health Care Technology		(32,355)

Life Sciences Tools & Services - (0.5)%
MorphoSys AG	(382)	(23,874	)*(a)

Pharmaceuticals - (1.2)%
BTG PLC	(1,692)	(17,126	)*(a)
Eisai Co., Ltd.	(200)	(13,220	)(a)
Foamix Pharmaceuticals Ltd.	(991)	(8,037	)*
H. Lundbeck A/S	(420)	(14,281	)*(a)
NeuroDerm Ltd.	(458)	(7,809	)*

Total Pharmaceuticals		(60,473)

TOTAL HEALTH CARE		(288,960)

INDUSTRIALS - (15.3)%
Aerospace & Defense - (2.2)%
Cobham PLC	(5,563)	(23,092	)(a)
KLX Inc.	(296)	(9,114	)*
Saab AB, Class B Shares	(1,070)	(32,855	)(a)
Ultra Electronics Holdings PLC	(830)	(24,137	)(a)
Zodiac Aerospace	(969)	(23,096	)(a)

Total Aerospace & Defense		(112,294)

Air Freight & Logistics - (0.5)%
TNT Express NV	(2,907)	(24,599	)(a)

Building Products - (2.4)%
Caesarstone Sdot-Yam Ltd.	(443)	(19,200	)*
Geberit AG, Registered Shares	(80)	(26,908	)(a)
Nibe Industrier AB, Class B Shares	(980)	(32,902	)(a)
Okabe Co., Ltd.	(2,500)	(19,245	)(a)
Rockwool International A/S, Class B Shares	(156)	(21,956	)(a)

Total Building Products		(120,211)

Commercial Services & Supplies - (0.7)%
Babcock International Group PLC	(1,678)	(24,988	)(a)
Team Inc.	(266)	(8,501	)*

Total Commercial Services & Supplies		(33,489)

Construction & Engineering - (0.6)%
Primoris Services Corp.	(1,400)	(30,842)

Electrical Equipment - (0.4)%
Kendrion NV	(310)	(8,136	)(a)
Nidec Corp.	(200)	(14,476	)(a)

Total Electrical Equipment		(22,612)

Machinery - (3.0)%
Burckhardt Compression Holding AG	(54)	(16,560	)(a)
DMG Mori AG	(647)	(26,671	)(a)
IMI PLC	(1,072)	(13,524	)(a)
Makita Corp.	(400)	(22,988	)(a)
Melrose Industries PLC	(4,706)	(20,080	)(a)
THK Co., Ltd.	(1,300)	(24,057	)(a)
Wartsila OYJ Abp	(570)	(25,847	)(a)

Total Machinery		(149,727)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Professional Services - (0.9)%
Advisory Board Co.	(385)	$(19,100	)*
Seek Ltd.	(2,514)	(27,953	)(a)

Total Professional Services		(47,053)

Road & Rail - (0.3)%
Norfolk Southern Corp.	(163)	(13,788)

Trading Companies & Distributors - (2.5)%
Bunzl PLC	(869)	(24,005	)(a)
Kuroda Electric Co., Ltd.	(1,400)	(25,906	)(a)
MISUMI Group Inc.	(1,800)	(24,788	)(a)
Toyota Tsusho Corp.	(1,000)	(23,390	)(a)
Travis Perkins PLC	(326)	(9,419	)(a)
Wajax Corp.	(1,400)	(16,988)

Total Trading Companies & Distributors		(124,496)

Transportation Infrastructure - (1.8)%
Auckland International Airport Ltd.	(2,769)	(10,877	)(a)
BBA Aviation PLC	(5,028)	(14,009	)(a)
Macquarie Infrastructure Corp.	(335)	(24,321)
Mitsubishi Logistics Corp.	(1,000)	(13,189	)(a)
Transurban Group	(3,464)	(26,302	)(a)

Total Transportation Infrastructure		(88,698)

TOTAL INDUSTRIALS		(767,809)

INFORMATION TECHNOLOGY - (8.1)%
Communications Equipment - (0.6)%
Nokia OYJ	(4,000)	(28,476	)(a)

Electronic Equipment, Instruments & Components - (1.2)%
Badger Meter Inc.	(229)	(13,417)
FARO Technologies Inc.	(459)	(13,550	)*
Hexagon AB, Class B Shares	(757)	(28,045	)(a)
Knowles Corp.	(577)	(7,691	)*

Total Electronic Equipment, Instruments & Components		(62,703)

Internet Software & Services - (1.8)%
LinkedIn Corp., Class A Shares	(103)	(23,183	)*
LivePerson Inc.	(1,662)	(11,219	)*
Telecity Group PLC	(855)	(15,753	)(a)
Yahoo! Inc.	(587)	(19,524	)*
Yelp Inc.	(798)	(22,982	)*

Total Internet Software & Services		(92,661)

IT Services - (1.2)%
GMO Payment Gateway Inc.	(600)	(28,388	)(a)
Paysafe Group PLC	(3,102)	(16,867	)*(a)
SCSK Corp.	(400)	(16,142	)(a)

Total IT Services		(61,397)

Semiconductors & Semiconductor Equipment - (0.4)%
ams AG	(400)	(13,328	)(a)
Sanken Electric Co., Ltd.	(2,000)	(7,020	)(a)

Total Semiconductors & Semiconductor Equipment		(20,348)

Software - (2.3)%
Autodesk Inc.	(420)	(25,591	)*
Descartes Systems Group Inc.	(1,600)	(32,192	)*
EnerNOC Inc.	(2,778)	(10,695	)*
Fidessa Group PLC	(305)	(8,993	)(a)
Interactive Intelligence Group Inc.	(357)	(11,217	)*
NetSuite Inc.	(186)	(15,739	)*
Varonis Systems Inc.	(628)	(11,807	)*

Total Software		(116,234)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - (0.5)%
Ricoh Co., Ltd.	(2,500)	$(25,678	)(a)

TOTAL INFORMATION TECHNOLOGY		(407,497)

MATERIALS - (10.4)%
Chemicals - (1.8)%
Elementis PLC	(4,531)	(15,273	)(a)
LSB Industries Inc.	(666)	(4,828	)*
Nippon Paint Holdings Co., Ltd.	(1,100)	(26,608	)(a)
Platform Specialty Products Corp.	(1,655)	(21,234	)*
Symrise AG	(300)	(19,901	)(a)
Tronox Ltd., Class A Shares	(538)	(2,103)

Total Chemicals		(89,947)

Construction Materials - (1.5)%
Eagle Materials Inc.	(357)	(21,574)
Italcementi SpA	(1,921)	(21,388	)(a)
James Hardie Industries PLC	(1,300)	(15,174)
LafargeHolcim Ltd., Registered Shares	(325)	(16,448	)*(a)

Total Construction Materials		(74,584)

Containers & Packaging - (1.3)%
FP Corp.	(300)	(10,847	)(a)
RPC Group PLC	(2,842)	(34,860	)(a)
Toyo Seikan Group Holdings Ltd.	(1,200)	(22,197	)(a)

Total Containers & Packaging		(67,904)

Metals & Mining - (4.8)%
Antofagasta PLC	(3,174)	(21,750	)(a)
Constellium NV, Class A Shares	(3,229)	(24,863	)*
First Quantum Minerals Ltd.	(2,000)	(7,487)
Franco-Nevada Corp.	(600)	(27,448)
Freeport-McMoRan Inc.	(2,023)	(13,696)
Fresnillo PLC	(2,402)	(25,141	)(a)
HudBay Minerals Inc.	(2,400)	(9,210)
MAG Silver Corp.	(1,600)	(11,297	)*
New Gold Inc.	(8,100)	(18,850	)*
Osisko Gold Royalties Ltd.	(1,100)	(10,867)
Pretium Resources Inc.	(4,400)	(22,132	)*
Randgold Resources Ltd.	(406)	(25,051	)(a)
Silver Wheaton Corp.	(2,000)	(24,861)

Total Metals & Mining		(242,653)

Paper & Forest Products - (1.0)%
Interfor Corp.	(2,700)	(27,396	)*
Louisiana-Pacific Corp.	(1,238)	(22,296	)*

Total Paper & Forest Products		(49,692)

TOTAL MATERIALS		(524,780)

TELECOMMUNICATION SERVICES - (1.9)%
Diversified Telecommunication Services - (0.6)%
Manitoba Telecom Services Inc.	(500)	(10,757)
Telecom Italia SpA	(13,973)	(17,612	)*(a)

Total Diversified Telecommunication Services		(28,369)

Wireless Telecommunication Services - (1.3)%
Drillisch AG	(480)	(20,345	)(a)
Millicom International Cellular SA, SDR	(434)	(24,720	)(a)
SoftBank Group Corp.	(400)	(20,158	)(a)

Total Wireless Telecommunication Services		(65,223)

TOTAL TELECOMMUNICATION SERVICES		(93,592)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
UTILITIES - (2.6)%
Electric Utilities - (0.5)%
Portland General Electric Co.	(700)	$(25,459)

Independent Power and Renewable Electricity Producers - (1.3)%
Enel Green Power SpA	(9,799)	(19,858	)(a)
Innergex Renewable Energy Inc.	(2,500)	(20,470)
Northland Power Inc.	(1,800)	(24,274)

Total Independent Power and Renewable Electricity Producers		(64,602)

Multi-Utilities - (0.5)%
NorthWestern Corp.	(454)	(24,629)

Water Utilities - (0.3)%
Pennon Group PLC	(1,250)	(15,856	)(a)

TOTAL UTILITIES		(130,546)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(4,367,628))		(4,219,870)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviations used in this schedule:

REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$213,772	$542,731	$26,642	$783,145
Consumer staples	63,950	229,924	—	293,874
Energy	241,211	155,567	—	396,778
Financials	190,691	393,254	—	583,945
Health care	114,603	188,478	—	303,081
Industrials	195,610	527,607	—	723,217
Information technology	220,485	169,247	—	389,732
Materials	59,689	465,393	—	525,082
Telecommunication services	31,507	43,700	—	75,207
Utilities	—	156,572	—	156,572

Total long-term investments	$1,331,518	$2,872,473	$26,642	$4,230,633

Short-term investments†	3,461,598	—	—	3,461,598

Total investments	$4,793,116	$2,872,473	$26,642	$7,692,231

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Securities sold short:
Common stocks:
Consumer discretionary	$(189,855)	$(531,573)	—	$(721,428)
Consumer staples	(25,171)	(278,587)	—	(303,758)
Energy	(303,427)	(60,886)	—	(364,313)
Financials	(160,238)	(456,949)	—	(617,187)
Health care	(100,188)	(188,772)	—	(288,960)
Industrials	(141,854)	(625,955)	—	(767,809)
Information technology	(218,807)	(188,690)	—	(407,497)
Materials	(285,316)	(239,464)	—	(524,780)
Telecommunication services	(10,757)	(82,835)	—	(93,592)
Utilities	(94,832)	(35,714)	—	(130,546)

Total	$(1,530,445)	$(2,689,425)	—	$(4,219,870)

†	See Schedule of Investments for additional detailed categorizations.

For the year ended December 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2015, securities valued at $2,872,473 and securities sold short valued at $2,689,425 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$93,229
Gross unrealized depreciation	(199,579)

Net unrealized depreciation	$(106,350)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016